Share-Based Payment (Details) - Schedule of Expense Recognized in Financial Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	$ 1,314	$ 1,138	$ 529
Cost of revenues [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	249	308	69
Research and development [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	167	204	79
Selling and marketing [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	238	254	34
General and administrative [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	$ 660	$ 372	$ 347